BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment for own use (Details)	12 Months Ended
Dec. 31, 2020
Rubber
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	35 years
African oil palm
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	25 years
Minimum | Office Equipment
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Minimum | Machinery
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Minimum | Computer Equipment
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Minimum | Vehicles
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Minimum | Bearer plants
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	25 years
Maximum | Office Equipment
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Maximum | Machinery
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	25 years
Maximum | Computer Equipment
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	12 years
Maximum | Vehicles
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Maximum | Bearer plants
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	35 years